Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	102 Months Ended	120 Months Ended
	Apr. 30, 2026	Apr. 30, 2026	Apr. 30, 2026	Apr. 30, 2026
C000012064 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund NAV
Average Annual Return, Percent	25.57%	9.48%		10.47%
C000012097 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund NAV
Average Annual Return, Percent	30.83%	12.52%		14.58%
C000012099 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund NAV
Average Annual Return, Percent	28.10%	11.65%		11.61%
C000012195 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund NAV
Average Annual Return, Percent	27.87%	9.40%		10.48%
C000012196 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund NAV
Average Annual Return, Percent	35.32%	5.49%		9.32%
C000042588 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund NAV
Average Annual Return, Percent	18.67%	5.77%		6.60%
C000099165 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund NAV
Average Annual Return, Percent	23.11%	11.41%		9.60%
C000141931 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund NAV
Average Annual Return, Percent	25.16%	10.63%		13.31%
C000194634 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund NAV
Average Annual Return, Percent	27.69%	11.34%	13.13%
S And P Total Market Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Total Market Index
Average Annual Return, Percent	31.37%	11.86%		14.71%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	31.01%	11.91%		14.75%
Morningstar US Market Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar US Market Index
Average Annual Return, Percent	30.96%	12.08%	14.19%	14.86%
Dow Jones U S Select Dividend Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Dow Jones U.S. Select Dividend Index
Average Annual Return, Percent	26.12%	9.91%		10.91%
Morningstar US Large Mid Cap Index Spliced [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar US Large-Mid Cap Index (Spliced)
Average Annual Return, Percent	30.90%	12.54%		14.70%
Morningstar US Large Mid Cap Broad Value Index Spliced [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar US Large-Mid Cap Broad Value Index (Spliced)
Average Annual Return, Percent	28.15%	11.68%		11.76%
Morningstar US Mid Cap Broad Value Index Spliced [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar US Mid Cap Broad Value Index (Spliced)
Average Annual Return, Percent	27.88%	9.43%		10.65%
Morningstar US Small Cap Extended Index Spliced [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar US Small Cap Extended Index (Spliced)
Average Annual Return, Percent	35.23%	5.39%		9.35%
FTSE Nareit Equity REITS 40 Act Capped Index Spliced [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FTSE Nareit Equity REITS 40 Act Capped Index (Spliced)
Average Annual Return, Percent	18.79%	5.85%		6.67%
Morningstar Dividend Yield Focus Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar Dividend Yield Focus Index
Average Annual Return, Percent	23.26%	11.51%		9.69%
Morningstar US Dividend Growth Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar US Dividend Growth Index
Average Annual Return, Percent	25.29%	10.71%		13.39%
Morningstar US Dividend and Buyback Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar US Dividend and Buyback Index
Average Annual Return, Percent	27.73%	11.46%	13.33%